Intangible assets, net and Goodwill - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) reporting_unit trade_name	Dec. 31, 2023 USD ($)
Basis of presentation
Increase in intangible assets	$ 20,300
Amortization of intangible assets	$ 109,200	$ 105,700
Number of trade names | trade_name	2
Weighted average amortization period	12 years 8 months 12 days
Number of reporting units | reporting_unit	2
Goodwill Impairment	$ 0	50,702
Loss on impairment	54,245	67,076
Nevada
Basis of presentation
Goodwill Impairment		43,992
Discontinued operations
Basis of presentation
Loss on impairment	$ 0	7,800
Discontinued operations | Nevada
Basis of presentation
Goodwill Impairment		$ 6,700